Dec-07-06 02:08pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-743 P.004/004 F-145

[redacted]

CERTNYS

1-13374

72672-9

06063004

RECD S.E.C.

DEC 0 7 2006

1086

NYSE Group

Paras Madho
Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

December 7, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, REALTY INCOME CORPORATION, 6.75% Monthly Income Class E Cumulative Redeemable Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 7, 2006. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED

DEC 13 2006

THOMSON
FINANCIAL